Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,154,600
Previously Paid Amount	0.00
Total Fee Amount	711.85
Total Offset Amount	0.00
Net Fee	711.85
Narrative - Max Aggregate Offering Price	$ 5,154,600
Final Prospectus	true